High Yield ETF

SCHEDULE OF INVESTMENTS

March 31, 2020 (Unaudited)

Number of Shares		Value
	EXCHANGE-TRADED FUNDS — 0.6%
5,747	iShares National Muni Bond ETF	$649,469
	Total Exchange-Traded Funds
	(Cost $584,880)	649,469

Principal Amount
	CORPORATE BONDS — 52.4%
	AEROSPACE/DEFENSE — 0.3%
$297,000	Howmet Aerospace, Inc. 6.150%, 8/15/2020	300,781
	AGRICULTURE — 1.4%
1,572,000	Vector Group Ltd. 6.125%, 2/1/2025«,¤	1,442,263
	AUTO MANUFACTURERS — 1.0%
735,000	JB Poindexter & Co., Inc. 7.125%, 4/15/2026«,¤	686,459
229,000	Navistar International Corp. 6.625%, 11/1/2025«,¤	192,075
229,000	Wabash National Corp. 5.500%, 10/1/2025«,¤	184,057
		1,062,591
	AUTO PARTS & EQUIPMENT — 1.5%
400,000	Adient Global Holdings Ltd. 4.875%, 8/15/2026«,¤	276,970
268,000	American Axle & Manufacturing, Inc. 6.250%, 4/1/2025«	223,110
479,000	Cooper-Standard Automotive, Inc. 5.625%, 11/15/2026«,¤	353,762
185,000	Goodyear Tire & Rubber Co. 4.875%, 3/15/2027«	170,764
176,000	Meritor, Inc. 6.250%, 2/15/2024«	168,759
385,000	Truck Hero, Inc. 8.500%, 4/21/2024«,¤	346,136
		1,539,501
	BANKS — 0.2%
300,000	Freedom Mortgage Corp. 10.750%, 4/1/2024«,¤	263,925
	BUILDING MATERIALS — 0.5%
507,000	Patrick Industries, Inc. 7.500%, 10/15/2027«,¤	501,191

High Yield ETF

SCHEDULE OF INVESTMENTS - Continued

March 31, 2020 (Unaudited)

Principal Amount		Value
	CORPORATE BONDS - (Continued)
	CHEMICALS — 2.1%
$360,000	Chemours Co. 6.625%, 5/15/2023«	$308,252
1,231,000	CVR Partners LP / CVR Nitrogen Finance Corp. 9.250%, 6/15/2023«,¤	994,593
325,000	Olin Corp. 5.625%, 8/1/2029«	300,885
300,000	Tronox, Inc. 6.500%, 4/15/2026«,¤	272,272
385,000	Venator Finance Sarl / Venator Materials LLC 5.750%, 7/15/2025«,¤	303,187
		2,179,189
	COAL — 0.7%
400,000	Alliance Resource Operating Partners LP / Alliance Resource Finance Corp. 7.500%, 5/1/2025«,¤	244,000
176,000	Peabody Energy Corp. 6.000%, 3/31/2022«,¤	121,000
444,000	Warrior Met Coal, Inc. 8.000%, 11/1/2024«,¤	369,353
		734,353
	COMMERCIAL SERVICES — 4.5%
1,333,000	ACE Cash Express, Inc. 12.000%, 12/15/2022«,¤	939,765
300,000	Harsco Corp. 5.750%, 7/31/2027«,¤	279,875
	Hertz Corp.
226,000	6.250%, 10/15/2022«	160,003
226,000	5.500%, 10/15/2024«,¤	129,623
400,000	Korn Ferry 4.625%, 12/15/2027«,¤	350,500
1,722,000	LSC Communications, Inc. 8.750%, 10/15/2023«,¤	198,030
295,000	Nielsen Finance LLC / Nielsen Finance Co. 4.500%, 10/1/2020«	287,256
2,493,000	Quad/Graphics, Inc. 7.000%, 5/1/2022	2,077,756
300,000	Sotheby's 7.375%, 10/15/2027«,¤	240,540
		4,663,348
	COMPUTERS — 1.9%
1,721,000	Exela Intermediate LLC / Exela Finance, Inc. 10.000%, 7/15/2023«,¤	464,670
226,000	Unisys Corp. 10.750%, 4/15/2022«,¤	238,641

High Yield ETF

SCHEDULE OF INVESTMENTS - Continued

March 31, 2020 (Unaudited)

Principal Amount		Value
	CORPORATE BONDS - (Continued)
	COMPUTERS - (Continued)
$1,580,600	Vericast Corp. 8.375%, 8/15/2022«,¤	$1,232,372
		1,935,683
	DISTRIBUTION/WHOLESALE — 0.5%
226,000	Performance Food Group, Inc. 5.500%, 6/1/2024«,¤	212,156
300,000	Resideo Funding, Inc. 6.125%, 11/1/2026«,¤	264,023
		476,179
	DIVERSIFIED FINANCIAL SERVICES — 5.4%
1,284,000	Curo Group Holdings Corp. 8.250%, 9/1/2025«,¤	914,811
300,000	Enova International, Inc. 8.500%, 9/1/2024«,¤	263,623
935,000	Jefferies Finance LLC / JFIN Co.-Issuer Corp. 7.250%, 8/15/2024«,¤	812,277
642,000	Navient Corp. 5.875%, 3/25/2021	631,118
440,000	Quicken Loans, Inc. 5.750%, 5/1/2025«,¤	440,552
1,293,000	TMX Finance LLC / TitleMax Finance Corp. 11.125%, 4/1/2023«,¤	984,290
1,601,000	Voyager Aviation Holdings LLC / Voyager Finance Co. 8.500%, 8/15/2021«,¤	1,518,709
		5,565,380
	ELECTRIC — 0.8%
400,000	Calpine Corp. 4.500%, 2/15/2028«,¤	389,200
270,262	NSG Holdings LLC / NSG Holdings, Inc. 7.750%, 12/15/2025¤	272,625
288,000	Talen Energy Supply LLC 6.500%, 6/1/2025«	188,941
		850,766
	ELECTRONICS — 0.3%
385,000	ADT Security Corp. 4.875%, 7/15/2032¤	330,051
	ENGINEERING & CONSTRUCTION — 0.4%
226,000	MasTec, Inc. 4.875%, 3/15/2023«	208,204
226,000	Tutor Perini Corp. 6.875%, 5/1/2025«,¤	189,275
		397,479

High Yield ETF

SCHEDULE OF INVESTMENTS - Continued

March 31, 2020 (Unaudited)

Principal Amount		Value
	CORPORATE BONDS - (Continued)
	ENTERTAINMENT — 0.5%
$226,000	Jacobs Entertainment, Inc. 7.875%, 2/1/2024«,¤	$192,381
400,000	Speedway Motorsports LLC / Speedway Funding II, Inc. 4.875%, 11/1/2027«,¤	363,000
		555,381
	FOOD — 0.6%
174,000	Ingles Markets, Inc. 5.750%, 6/15/2023«	174,430
400,000	Pilgrim's Pride Corp. 5.750%, 3/15/2025«,¤	405,502
		579,932
	FOREST PRODUCTS & PAPER — 0.4%
226,000	Resolute Forest Products, Inc. 5.875%, 5/15/2023«	194,077
229,000	Schweitzer-Mauduit International, Inc. 6.875%, 10/1/2026«,¤	229,811
		423,888
	GAS — 0.2%
226,000	Southern Star Central Corp. 5.125%, 7/15/2022«,¤	223,839
	HEALTHCARE-SERVICES — 0.2%
229,000	Magellan Health, Inc. 4.900%, 9/22/2024«	212,683
	HOME BUILDERS — 0.9%
226,000	LGI Homes, Inc. 6.875%, 7/15/2026«,¤	198,551
400,000	M/I Homes, Inc. 4.950%, 2/1/2028«,¤	342,500
300,000	MDC Holdings, Inc. 6.000%, 1/15/2043«	285,247
158,000	Williams Scotsman International, Inc. 7.875%, 12/15/2022«,¤	155,462
		981,760
	INSURANCE — 0.4%
382,000	Genworth Holdings, Inc. 6.500%, 6/15/2034	316,503
72,000	MBIA, Inc. 6.400%, 8/15/2022«	67,680
		384,183
	INTERNET — 1.0%
325,000	Netflix, Inc. 4.875%, 6/15/2030«,¤	331,727

High Yield ETF

SCHEDULE OF INVESTMENTS - Continued

March 31, 2020 (Unaudited)

Principal Amount		Value
	CORPORATE BONDS - (Continued)
	INTERNET - (Continued)
$297,000	NortonLifeLock, Inc. 4.200%, 9/15/2020	$295,364
479,000	Photo Holdings Merger Sub, Inc. 8.500%, 10/1/2026«,¤	390,683
		1,017,774
	INVESTMENT COMPANIES — 0.3%
300,000	Icahn Enterprises LP / Icahn Enterprises Finance Corp. 5.250%, 5/15/2027«	279,375
	IRON/STEEL — 0.2%
385,000	Cleveland-Cliffs, Inc. 6.250%, 10/1/2040	213,946
	LEISURE TIME — 0.5%
400,000	Carlson Travel, Inc. 6.750%, 12/15/2023«,¤	275,498
273,000	Vista Outdoor, Inc. 5.875%, 10/1/2023«	228,243
		503,741
	LODGING — 0.9%
300,000	Arrow Bidco LLC 9.500%, 3/15/2024«,¤	137,624
865,000	Marriott Ownership Resorts, Inc. / ILG LLC 6.500%, 9/15/2026«	757,413
		895,037
	MACHINERY-CONSTRUCTION & MINING — 0.3%
315,000	Terex Corp. 5.625%, 2/1/2025«,¤	297,313
	MACHINERY-DIVERSIFIED — 0.2%
310,000	Cloud Crane LLC 10.125%, 8/1/2024«,¤	246,064
	MEDIA — 3.9%
400,000	CCO Holdings LLC / CCO Holdings Capital Corp. 4.750%, 3/1/2030«,¤	400,220
600,000	Diamond Sports Group LLC / Diamond Sports Finance Co. 6.625%, 8/15/2027«,¤	404,580
300,000	Houghton Mifflin Harcourt Publishers, Inc. 9.000%, 2/15/2025«,¤	267,375
300,000	McGraw-Hill Global Education Holdings LLC / McGraw-Hill Global Education Finance 7.875%, 5/15/2024«,¤	226,124
229,000	Meredith Corp. 6.875%, 2/1/2026«	202,497

High Yield ETF

SCHEDULE OF INVESTMENTS - Continued

March 31, 2020 (Unaudited)

Principal Amount		Value
	CORPORATE BONDS - (Continued)
	MEDIA - (Continued)
$400,000	TEGNA, Inc. 5.000%, 9/15/2029«,¤	$362,620
227,000	Univision Communications, Inc. 5.125%, 2/15/2025«,¤	195,220
2,219,000	Urban One, Inc. 7.375%, 4/15/2022«,¤	2,027,691
		4,086,327
	METAL FABRICATE/HARDWARE — 0.2%
300,000	Park-Ohio Industries, Inc. 6.625%, 4/15/2027«	239,687
	MINING — 1.5%
400,000	Alcoa Nederland Holding B.V. 6.125%, 5/15/2028«,¤	366,220
229,000	Freeport-McMoRan, Inc. 5.000%, 9/1/2027«	213,886
1,070,000	JW Aluminum Continuous Cast Co. 10.250%, 6/1/2026«,¤	940,041
		1,520,147
	MISCELLANEOUS MANUFACTURING — 3.8%
865,000	FXI Holdings, Inc. 7.875%, 11/1/2024«,¤	590,640
1,446,000	LSB Industries, Inc. 9.625%, 5/1/2023«,¤	1,212,825
3,065,000	Techniplas LLC 10.000%, 5/1/2020«,¤	2,114,850
		3,918,315
	OFFICE/BUSINESS EQUIPMENT — 0.1%
151,000	Pitney Bowes, Inc. 5.700%, 4/1/2023«	112,638
	OIL & GAS — 2.3%
176,000	CITGO Petroleum Corp. 6.250%, 8/15/2022«,¤	159,716
1,736,000	Montage Resources Corp. 8.875%, 7/15/2023«	1,184,768
1,176,000	Par Petroleum LLC / Par Petroleum Finance Corp. 7.750%, 12/15/2025«,¤	748,224
2,076,000	Sanchez Energy Corp. 7.250%, 2/15/2023«,†,¤	352,920
		2,445,628
	OIL & GAS SERVICES — 1.4%
2,152,000	Basic Energy Services, Inc. 10.750%, 10/15/2023«,¤	1,076,000

High Yield ETF

SCHEDULE OF INVESTMENTS - Continued

March 31, 2020 (Unaudited)

Principal Amount		Value
	CORPORATE BONDS - (Continued)
	OIL & GAS SERVICES - (Continued)
$548,000	FTS International, Inc. 6.250%, 5/1/2022«	$195,053
1,292,000	Hi-Crush, Inc. 9.500%, 8/1/2026«,¤	219,640
		1,490,693
	PHARMACEUTICALS — 1.6%
1,716,000	HLF Financing Sarl LLC / Herbalife International, Inc. 7.250%, 8/15/2026«,¤	1,465,035
288,000	Owens & Minor, Inc. 4.375%, 12/15/2024«	232,919
		1,697,954
	PIPELINES — 1.0%
300,000	Antero Midstream Partners LP / Antero Midstream Finance Corp. 5.750%, 3/1/2027«,¤	194,272
444,000	Blue Racer Midstream LLC / Blue Racer Finance Corp. 6.125%, 11/15/2022«,¤	335,371
793,000	Martin Midstream Partners LP / Martin Midstream Finance Corp. 7.250%, 2/15/2021«	432,225
226,000	NGL Energy Partners LP / NGL Energy Finance Corp. 7.500%, 11/1/2023«	80,223
		1,042,091
	REAL ESTATE — 1.1%
896,000	Hunt Cos., Inc. 6.250%, 2/15/2026«,¤	676,003
500,000	Kennedy-Wilson, Inc. 5.875%, 4/1/2024«	451,085
		1,127,088
	REITS — 1.9%
400,000	Brookfield Property REIT, Inc. / BPR Cumulus LLC / BPR Nimbus LLC / GGSI Sellco LL 5.750%, 5/15/2026«,¤	326,801
479,000	CoreCivic, Inc. 4.750%, 10/15/2027«	362,878
288,000	GEO Group, Inc. 6.000%, 4/15/2026«	189,202
400,000	Iron Mountain, Inc. 5.250%, 3/15/2028«,¤	397,340
226,000	RHP Hotel Properties LP / RHP Finance Corp. 5.000%, 4/15/2023«	178,256
273,000	Uniti Group LP / Uniti Group Finance, Inc. / CSL Capital LLC 6.000%, 4/15/2023«,¤	250,477

High Yield ETF

SCHEDULE OF INVESTMENTS - Continued

March 31, 2020 (Unaudited)

Principal Amount		Value
	CORPORATE BONDS - (Continued)
	REITS - (Continued)
$385,000	Washington Prime Group LP 6.450%, 8/15/2024«	$228,596
		1,933,550
	RETAIL — 1.6%
444,000	FirstCash, Inc. 5.375%, 6/1/2024«,¤	429,013
226,000	GameStop Corp. 6.750%, 3/15/2021«,¤	162,155
865,000	Guitar Center, Inc. 9.500%, 10/15/2021«,¤	648,360
385,000	Michaels Stores, Inc. 8.000%, 7/15/2027«,¤	287,037
949,000	Party City Holdings, Inc. 6.625%, 8/1/2026«,¤	99,645
		1,626,210
	SOFTWARE — 1.0%
821,000	Donnelley Financial Solutions, Inc. 8.250%, 10/15/2024«	778,920
226,000	PTC, Inc. 6.000%, 5/15/2024«	233,972
		1,012,892
	TELECOMMUNICATIONS — 2.4%
300,000	Cincinnati Bell, Inc. 8.000%, 10/15/2025«,¤	310,124
385,000	CommScope, Inc. 8.250%, 3/1/2027«,¤	373,238
500,000	Level 3 Financing, Inc. 5.125%, 5/1/2023«	494,372
300,000	ORBCOMM, Inc. 8.000%, 4/1/2024«,¤	294,375
360,000	Plantronics, Inc. 5.500%, 5/31/2023«,¤	264,589
214,000	Qwest Corp. 6.750%, 12/1/2021	221,960
500,000	T-Mobile USA, Inc. 6.500%, 1/15/2024«	511,235
		2,469,893
	TRANSPORTATION — 0.3%
310,000	Watco Cos. LLC / Watco Finance Corp. 6.375%, 4/1/2023«,¤	304,961

High Yield ETF

SCHEDULE OF INVESTMENTS - Continued

March 31, 2020 (Unaudited)

Principal Amount		Value
	CORPORATE BONDS - (Continued)
	TRUCKING & LEASING — 0.2%
$273,000	Fortress Transportation & Infrastructure Investors LLC 6.750%, 3/15/2022«,¤	$254,138
	TOTAL CORPORATE BONDS
	(Cost $72,448,642)	54,339,808
	TERM LOANS — 16.9%
	ADVERTISING — 0.7%
	Advantage Sales & Marketing, Inc.
497,375	4.603% (3-Month US LIBOR+325 basis points), 7/23/2021«,@	402,874
337,852	5.001% (3-Month US LIBOR+325 basis points), 7/23/2021«,@	275,912
		678,786
	COMMERCIAL SERVICES — 0.7%
995,000	AQ Carver Buyer, Inc. 6.000% (1-Month US LIBOR+500 basis points), 9/23/2025«,@	771,125
	COMPUTERS — 0.9%
1,000,000	McAfee LLC 9.950% (3-Month US LIBOR+850 basis points), 9/29/2025«,@	950,000
	DISTRIBUTION/WHOLESALE — 0.8%
997,500	Dealer Tire LLC 5.235% (1-Month US LIBOR+425 basis points), 12/12/2025«,@	829,586
	DIVERSIFIED FINANCIAL SERVICES — 0.7%
1,000,000	Edelman Financial Center LLC 8.569% (3-Month US LIBOR+675 basis points), 7/20/2026«,@	771,000
	ENERGY-ALTERNATE SOURCES — 0.9%
1,000,000	Granite Acquisition, Inc. 8.302% (3-Month US LIBOR+725 basis points), 12/19/2022«,@	910,000
	FOOD SERVICE — 0.8%
997,399	TKC Holdings, Inc. 4.750% (3-Month US LIBOR+375 basis points), 2/1/2023«,@	815,124
	HEALTHCARE-SERVICES — 3.7%
1,493,603	Air Methods Corp. 5.295% (3-Month US LIBOR+350 basis points), 4/22/2024@	1,067,097
1,000,000	MED ParentCo LP 9.243% (1-Month US LIBOR+825 basis points), 8/30/2027«,@	850,000
1,069,939	Sound Inpatient Physicians Holdings LLC 8.200% (3-Month US LIBOR+675 basis points), 6/26/2026«,@	946,896
1,000,000	Upstream Newco, Inc. 9.429% (1-Month US LIBOR+850 basis points), 10/22/2027«,@	990,000
		3,853,993
	INSURANCE — 0.9%
1,000,000	Asurion LLC 7.852% (3-Month US LIBOR+650 basis points), 8/4/2025«,@	926,875

High Yield ETF

SCHEDULE OF INVESTMENTS - Continued

March 31, 2020 (Unaudited)

Principal Amount		Value
	TERM LOANS - (Continued)
	MACHINERY-DIVERSIFIED — 0.7%
$1,000,000	NN, Inc. 6.675% (1-Month US LIBOR+575 basis points), 10/19/2022«,@	$747,500
	MISCELLANEOUS MANUFACTURING — 0.7%
997,494	Rohm Holding GmbH 5.993% (1-Month US LIBOR+500 basis points), 7/31/2026«,@	708,221
	OIL & GAS — 0.9%
992,481	CITGO Petroleum Corp. 6.450% (3-Month US LIBOR+500 basis points), 3/28/2024«,@	878,346
	PHARMACEUTICALS — 1.5%
989,822	Endo International PLC 6.024% (3-Month US LIBOR+425 basis points), 4/29/2024«,@	895,789
994,924	Mallinckrodt International Finance S.A. 4.692% (3-Month US LIBOR+300 basis points), 2/24/2025«,@	683,701
		1,579,490
	RETAIL — 1.2%
496,904	Academy Ltd. 5.373% (3-Month US LIBOR+400 basis points), 7/1/2022«,@	274,403
1,949,495	California Pizza Kitchen, Inc. 7.679% (3-Month US LIBOR+600 basis points), 8/23/2022«,@	985,713
		1,260,116
	SOFTWARE — 1.8%
1,000,000	TIBCO Software, Inc. 8.735% (1-Month US LIBOR+775 basis points), 3/3/2028«,@	955,000
1,000,000	Vertafore, Inc. 8.623% (3-Month US LIBOR+725 basis points), 7/2/2026«,@	877,000
		1,832,000
	TOTAL TERM LOANS
	(Cost $21,048,746)	17,512,162
	FOREIGN BONDS — 18.4%
	AGRICULTURE — 1.9%
1,994,000	Cooke Omega Investments, Inc. / Alpha VesselCo Holdings, Inc. 8.500%, 12/15/2022 (Canada)«,¤	1,980,911
	AIRLINES — 0.3%
226,000	Air Canada 7.750%, 4/15/2021 (Canada)¤	221,751
226,000	Virgin Australia Holdings Ltd. 7.875%, 10/15/2021 (Australia)¤	105,203
		326,954
	AUTO MANUFACTURERS — 0.4%
235,000	Aston Martin Capital Holdings Ltd. 6.500%, 4/15/2022 (Jersey)«,¤	163,741

High Yield ETF

SCHEDULE OF INVESTMENTS - Continued

March 31, 2020 (Unaudited)

Principal Amount		Value
	FOREIGN BONDS - (Continued)
	AUTO MANUFACTURERS - (Continued)
$465,000	Mclaren Finance PLC 5.750%, 8/1/2022 (United Kingdom)«,¤	$296,252
		459,993
	CHEMICALS — 0.5%
300,000	Nufarm Australia Ltd. / Nufarm Americas, Inc. 5.750%, 4/30/2026 (Australia)«,¤	262,063
325,000	OCI N.V. 6.625%, 4/15/2023 (Netherlands)«,¤	299,000
		561,063
	COMMERCIAL SERVICES — 1.6%
960,000	Cimpress PLC 7.000%, 6/15/2026 (Netherlands)«,¤	853,001
879,787	Emeco Pty Ltd. 9.250%, 3/31/2022 (Australia)«,¤	848,994
		1,701,995
	COSMETICS/PERSONAL CARE — 0.2%
226,000	Avon International Operations, Inc. 7.875%, 8/15/2022 (United Kingdom)«,¤	203,642
	DIVERSIFIED FINANCIAL SERVICES — 0.3%
400,000	Global Aircraft Leasing Co., Ltd. 6.500%, 9/15/2024 (Cayman Islands)«,¤	260,600
	ELECTRIC — 0.3%
400,000	TransAlta Corp. 6.500%, 3/15/2040 (Canada)	323,000
	ENVIRONMENTAL CONTROL — 0.2%
226,000	Tervita Corp. 7.625%, 12/1/2021 (Canada)«,¤	159,726
	FOOD — 4.2%
2,023,000	Clearwater Seafoods, Inc. 6.875%, 5/1/2025 (Canada)«,¤	1,742,319
300,000	FAGE International S.A. / FAGE USA Dairy Industry, Inc. 5.625%, 8/15/2026 (Luxembourg)«,¤	239,563
2,201,000	JBS USA LUX S.A. / JBS USA Finance, Inc. 6.750%, 2/15/2028 (Brazil)«,¤	2,361,783
		4,343,665
	FOREST PRODUCTS & PAPER — 0.2%
229,000	Mercer International, Inc. 5.500%, 1/15/2026 (Canada)«	175,740

High Yield ETF

SCHEDULE OF INVESTMENTS - Continued

March 31, 2020 (Unaudited)

Principal Amount		Value
	FOREIGN BONDS - (Continued)
	GAS — 0.3%
$444,000	Rockpoint Gas Storage Canada Ltd. 7.000%, 3/31/2023 (Canada)«,¤	$326,897
	IRON/STEEL — 0.5%
300,000	Infrabuild Australia Pty Ltd. 12.000%, 10/1/2024 (Australia)«,¤	241,123
315,000	Mineral Resources Ltd. 8.125%, 5/1/2027 (Australia)«,¤	297,309
		538,432
	MINING — 1.7%
1,355,000	Ferroglobe PLC / Globe Specialty Metals, Inc. 9.375%, 3/1/2022 (United Kingdom)«,¤	397,606
541,000	Hudbay Minerals, Inc. 7.250%, 1/15/2023 (Canada)«,¤	475,401
687,000	IAMGOLD Corp. 7.000%, 4/15/2025 (Canada)«,¤	644,918
300,000	Mountain Province Diamonds, Inc. 8.000%, 12/15/2022 (Canada)«,¤	219,375
		1,737,300
	OIL & GAS — 0.9%
1,405,000	Frontera Energy Corp. 9.700%, 6/25/2023 (Colombia)«,¤	913,594
	OIL & GAS SERVICES — 1.8%
	Calfrac Holdings LP
288,200	10.875%, 3/15/2026 (Canada)«,¤	86,460
544,000	8.500%, 6/15/2026 (Canada)«,¤	46,240
1,875,000	Welltec A/S 9.500%, 12/1/2022 (Denmark)«,¤	1,778,318
		1,911,018
	PACKAGING & CONTAINERS — 0.4%
400,000	Cascades, Inc./Cascades USA, Inc. 5.375%, 1/15/2028 (Canada)«,¤	385,000
	TELECOMMUNICATIONS — 0.3%
300,000	C&W Senior Financing DAC 6.875%, 9/15/2027 (Ireland)«,¤	260,840
	TRANSPORTATION — 2.2%
2,450,000	Global Ship Lease, Inc. 9.875%, 11/15/2022 (United Kingdom)«,¤	2,286,918

High Yield ETF

SCHEDULE OF INVESTMENTS - Concluded

March 31, 2020 (Unaudited)

Principal Amount		Value
	FOREIGN BONDS - (Continued)
	TRUCKING & LEASING — 0.2%
$235,000	Fly Leasing Ltd. 6.375%, 10/15/2021 (Ireland)«	$225,747
	TOTAL FOREIGN BONDS
	(Cost $23,153,137)	19,083,035

Number of Shares
	SHORT-TERM INVESTMENTS — 9.2%
9,588,391	JPMorgan U.S. Government Money Market Fund - Class L, 0.29%#	9,588,391
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $9,588,391)	9,588,391
	TOTAL INVESTMENTS — 97.5%
	(Cost $126,823,796)	101,172,865
	Other Assets in Excess of Liabilities — 2.5%	2,551,200
	TOTAL NET ASSETS — 100.0%	$103,724,065

«	Callable.
¤	Security was purchased (sold) pursuant to Rule 144A under the Securities Act of 1933 and may not be resold (repurchased) subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid. Total fair value of Rule 144A securities amounts to $58,103,194, which represents approximately 56.0% of net assets as of March 31, 2020.
†	Security is in default.
@	Float rate investment. Interest rates reset periodically. Interest rate shown reflects the rate in effect at March 31, 2020. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
#	The rate is the annualized seven-day yield at period end.